Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

 18. Subsequent Events

The Company has evaluated all events or transactions that occurred after the balance sheet dates of December 31, 2013 and 2012, through March 28, 2014.

Subsequent to December 31, 2013, the Company has borrowed approximately $175,000 under the 2013 Convertible Bridge Notes.

Subsequent to December 31, 2013, the Company repaid in full the remaining amounts outstanding of approximately $70,000 due for laboratory equipment under financing agreements with a supplier, which is a business owned by a member of the Company’s board of directors.

Subsequent to December 31, 2013, the maximum amount of the Company’s line of credit discussed in Note 5 above was increased to approximately $2.6 million and common stock warrants were issued to four shareholders in conjunction with their guarantees on the Company’s additional borrowings under the line of credit. On February 10, 2014, the current outstanding balance under the line of credit of $2,346,000 plus accrued interest of $27,043 was paid in full.

Pursuant to an underwriting agreement dated February 4, 2014 between the Company and Aegis Capital Corp. (“Aegis”), as representative of the several underwriters named therein, an IPO of 1,900,000 shares of common stock at $10.00 per share was effected on February 5, 2014. The closing of the sale of these shares to the underwriters occurred on February 10, 2014. The Company received, after deducting underwriting discounts and additional costs incurred, approximately $16.7 million from the sale of these 1,900,000 shares. The underwriters had the option, through March 21, 2014, to purchase up to 285,000 shares of common stock at $9.30 per share to cover overallotments, which was not exercised. In addition, designees of Aegis were issued warrants to buy (in the aggregate) up to 95,000 shares of common stock at $12.50 per share.

On February 4, 2014, as contemplated by the registration statement covering the IPO, 69,421,047 shares of outstanding Series A Preferred Stock were converted into 1,652,851 shares of common stock and the Company’s certificate of incorporation was amended to provide for an authorized capitalization of 40,000,000 shares of common stock and 5,000,000 shares of preferred stock.

In connection with the closing of the Company’s IPO on February 10, 2014, (i) the $1,400,000 principal amount and $233,982 of accrued interest related to the 2008 Convertible Note were converted at $10.00 per share into a total of 163,399 shares of common stock, (ii) the $5,165,000 principal amount and $313,017 of accrued interest related to the 2013 Convertible Bridge Notes were converted at $10.00 per share into a total of 547,794 shares of common stock, (iii) the exercise price of the warrants associated with the 2013 Bridge Notes was fixed at $10.00 per share for an aggregate of 258,249 shares of common stock, (iv) the exercise price of the warrants associated with the $2,578,104 of collateral provided to secure the Company’s Line of Credit was fixed at $10.00 per share for an aggregate of 128,903 shares of common stock, (v) 73,151 shares of common stock vested as settlement of certain restricted stock and became issuable subsequent to the expiration of the 180 day lock-up period, (vi) the Company’s Executive Chairman ceased to be an employee and continues to serve as (non-executive) Chairman, (vii) the number of shares of common stock covered by the 2013 Equity Incentive Plan increased by 800,000, (viii) the preferred warrants previously outstanding were canceled due to early termination clauses associated with the IPO, and (ix) the exercise prices of common warrants previously outstanding were fixed, whereby the carrying amount of the associated liability was adjusted to fair value and then reclassified to shareholders’ deficit.

On February 13, 2014, the Compensation Committee of the Company’s Board of Directors approved the payment of $1,009,552 in deferred salary obligations, including contractual interest, to current and former named executive officers pursuant to previously existing agreements. An additional $172,089 in deferred salary obligations and interest thereon was paid to former employees other than named executive officers. Also on February 13, 2014, the Company’s Board of Directors approved annual cash retainers to non-employee directors, and granted 238,500 stock options under the 2013 Equity Incentive Plan to non-employee directors. Subsequently in February and March 2014, the Company’s Board of Directors approved grants of 97,298 stock options to employees and a non-employee director of the company.

On February 25, 2014, the aforementioned administrative proceeding filed with the California Labor Commissioner by the Company’s former Vice President of Operations was settled in full following payment of the remaining $25,000 due (see Note 16).